TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAXES

The following table presents summary of information concerning the Company’s deferred taxes as of the periods ending December 31, 2021 and December 31, 2020.

	December 31
	2021	2020
	U.S. dollars
	in thousands
In respect of:
Net operating loss carry forwards	51,070	45,553
Research and development expenses	4,310	3,244
Other timing differences	309	375
Less – valuation allowance	(55,690)	(49,172)
Net deferred tax assets	-	-

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

The changes in valuation allowance are comprised as follows:

	Year ended December 31,
	2021	2020
	(U.S. dollars in thousands)
Balance at the beginning of year	$49,172	$43,770
Additions during the year	6,158	5,402
Balance at end of year	$55,690	$49,172